LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
LONG-TERM DEBT	SHORT-TERM BORROWINGS

	As at December 31
(In millions of dollars)	2023	2022

Receivables securitization program	1,600	2,400
US commercial paper program (net of the discount on issuance)	150	214
Non-revolving credit facility borrowings	—	371

Total short-term borrowings	1,750	2,985
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			—			1,600
Repayment of receivables securitization			(1,000)			—
Net (repayment of) proceeds received from receivables securitization			(1,000)			1,600

Proceeds received from US commercial paper	1,803	1.357	2,447	6,745	1.302	8,781
Repayment of US commercial paper	(1,858)	1.345	(2,499)	(7,303)	1.306	(9,537)
Net repayment of US commercial paper			(52)			(756)

Proceeds received from non-revolving credit facilities (Cdn$)			375			865
Proceeds received from non-revolving credit facilities (US$)	2,125	1.349	2,866	—	—	—
Total proceeds received from non-revolving credit facilities			3,241			865

Repayment of non-revolving credit facilities (Cdn$)			(758)			(495)
Repayment of non-revolving credit facilities (US$)	(2,125)	1.351	(2,870)	(400)	1.268	(507)
Total repayment of non-revolving credit facilities			(3,628)			(1,002)

Net repayment of non-revolving credit facilities			(387)			(137)

Net (repayment of) proceeds received from short-term borrowings			(1,439)			707

RECEIVABLES SECURITIZATION PROGRAM
We participate in a receivables securitization program with a Canadian financial institution that allows us to sell certain receivables into the program.

In April 2023, we repaid the outstanding $200 million of borrowings under Shaw's legacy accounts receivable securitization program, subsequent to which the program was terminated. This repayment is included in "net (repayment of) proceeds received from receivables securitization" above.

In March 2022, we amended the terms of our receivables securitization program and increased the maximum potential proceeds under the program from $1.2 billion to $1.8 billion. In May 2022, we further amended the terms of the program and increased the maximum potential proceeds to $2 billion. In October 2022, we further amended the terms of the program and increased the maximum potential proceeds to $2.4 billion.

We continue to service and retain substantially all of the risks and rewards relating to the receivables we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as "short-term borrowings". The terms of our receivables securitization program are committed until its expiry, which we extended this year to an expiration date of June 26, 2026. The buyer's interest in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral for any other purpose. The buyer of our trade receivables has no claim on any of our other assets.

	As at December 31
(In millions of dollars)	2023	2022

Receivables sold to buyer as security	3,178	2,914
Short-term borrowings from buyer	(1,600)	(2,400)

Overcollateralization	1,578	514

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Receivables securitization program, beginning of year		2,400	800
Receivables securitization program assumed	3	200	—
Net (repayment of) proceeds received from receivables securitization		(1,000)	1,600

Receivables securitization program, end of year		1,600	2,400

US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Issuances made under the US CP program are issued at a discount. Borrowings under our US CP program are classified as "short-term borrowings" on our Consolidated Statements of Financial Position when they are due within one year of the date of the financial statements.

Below is a summary of the activity relating to our US CP program for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	158	1.354	214	704	1.268	893
Net repayment of US commercial paper	(55)	n/m	(52)	(558)	1.355	(756)
Discounts on issuance [1]	10	1.400	14	12	1.250	15
(Gain) loss on foreign exchange [1]			(26)			62

US commercial paper, end of year	113	1.327	150	158	1.354	214
n/m - not meaningful
[1] Included in "finance costs".

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 19). We have not designated these debt derivatives as hedges for accounting purposes.

NON-REVOLVING CREDIT FACILITIES
In November 2023, we entered into three non-revolving credit facilities with an aggregate limit of $2 billion. In December 2023, we terminated two of these credit facilities and reduced the amount available from $2 billion to $500 million. The remaining facility can be drawn until June 2024 and will mature one year after we draw. Any drawings on this facility will be recognized as short-term borrowings on our Consolidated Statements of Financial Position. Borrowings under this facility will be unsecured, guaranteed by RCCI, and will rank equally in right of payment with all of our other credit facilities and senior notes and debentures. We have not yet drawn on this facility.

In December 2022, we entered into non-revolving credit facilities with an aggregate limit of $1 billion, including $375 million maturing in December 2023, $375 million maturing in January 2024, and $250 million maturing one year from when it was drawn. Any borrowings under these facilities were recorded as "short-term borrowings" as they were due within 12 months. Borrowings under the facilities were unsecured, guaranteed by RCCI, and ranked equally in right of payment with all of our senior notes and debentures.

In December 2022, we borrowed $375 million and in the first quarter of 2023, we borrowed US$459 million such that we were fully drawn on the facilities. In September and October 2023, we repaid and terminated all the facilities.
Below is a summary of the activity relating to our non-revolving credit facilities for the year ended December 31, 2023 and year ended December 31, 2022.

	Years ended December 31
(In millions of dollars)	2023	2022

Non-revolving credit facility, beginning of year	371	507
Net repayment of non-revolving credit facilities	(387)	(137)
Discounts on issuance [1]	12	—
Loss on foreign exchange [1]	4	1

Non-revolving credit facility, end of year	—	371
[1] Included in "finance costs".
LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2023	2022

Term loan facility			4,400	Floating	4,286	—
Senior notes	2023	US	500	3.000%	—	677
Senior notes	2023	US	850	4.100%	—	1,151
Senior notes	2024		600	4.000%	600	600
Senior notes [1]	2024		500	4.350%	500	—
Senior notes	2025	US	1,000	2.950%	1,323	1,354
Senior notes	2025		1,250	3.100%	1,250	1,250
Senior notes	2025	US	700	3.625%	926	948
Senior notes	2026		500	5.650%	500	—
Senior notes	2026	US	500	2.900%	661	677
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes [1]	2027		300	3.800%	300	—
Senior notes	2027	US	1,300	3.200%	1,719	1,761
Senior notes	2028		1,000	5.700%	1,000	—
Senior notes [1]	2028		500	4.400%	500	—
Senior notes [1]	2029		500	3.300%	500	—
Senior notes	2029		1,000	3.750%	1,000	1,000
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior notes	2030		500	5.800%	500	—
Senior notes [1]	2030		500	2.900%	500	—
Senior notes	2032	US	2,000	3.800%	2,645	2,709
Senior notes	2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	2032	US	200	8.750%	265	271
Senior notes	2033		1,000	5.900%	1,000	—
Senior notes	2038	US	350	7.500%	463	474
Senior notes	2039		500	6.680%	500	500
Senior notes [1]	2039		1,450	6.750%	1,450	—
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2042	US	750	4.500%	992	1,016
Senior notes	2043	US	500	4.500%	661	677
Senior notes	2043	US	650	5.450%	860	880
Senior notes	2044	US	1,050	5.000%	1,389	1,422
Senior notes	2048	US	750	4.300%	992	1,016
Senior notes [1]	2049		300	4.250%	300	—
Senior notes	2049	US	1,250	4.350%	1,653	1,693
Senior notes	2049	US	1,000	3.700%	1,323	1,354
Senior notes	2052	US	2,000	4.550%	2,645	2,709
Senior notes	2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	2082	US	750	5.250%	992	1,016
					41,895	32,855
Deferred transaction costs and discounts					(1,040)	(1,122)
Less current portion					(1,100)	(1,828)

Total long-term debt					39,755	29,905
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2023, see note 3.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2023 and 2022.
[3] The subordinated notes can be redeemed at par on the five-year anniversary from issuance dates of December 2021 and February 2022 or on any subsequent interest payment date.
Each of the above senior notes and debentures are unsecured and, as at December 31, 2023, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 19).

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2023 and 2022.

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	220	1.368	301	—	—	—
Credit facility repayments (US$)	(220)	1.336	(294)	—	—	—
Net borrowings under credit facilities			7			—

Term loan facility net borrowings (US$) [1]	4,506	1.350	6,082	—	—	—
Term loan facility net repayments (US$)	(1,265)	1.340	(1,695)	—	—	—
Net borrowings under term loan facility			4,387			—

Senior note issuances (Cdn$)			3,000			4,250
Senior note issuances (US$)	—	—	—	7,050	1.284	9,054
Total senior note issuances			3,000			13,304

Senior note repayments (Cdn$)			(500)			(600)
Senior note repayments (US$)	(1,350)	1.373	(1,854)	(750)	1.259	(944)
Total senior note repayments			(2,354)			(1,544)

Net issuance of senior notes			646			11,760

Subordinated note issuances (US$)	—	—	—	750	1.268	951
Net issuance of subordinated notes			—			951

Net issuance of long-term debt			5,040			12,711
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Long-term debt net of transaction costs, beginning of year		31,733	18,688
Net issuance of long-term debt		5,040	12,711
Long-term debt assumed	3	4,526	—
(Gain) loss on foreign exchange		(549)	1,271
Deferred transaction costs incurred		(31)	(988)
Amortization of deferred transaction costs		136	51

Long-term debt net of transaction costs, end of year		40,855	31,733

Current		1,100	1,828
Long-term		39,755	29,905

Long-term debt net of transaction costs, end of year		40,855	31,733

In April 2023, we assumed $4.55 billion principal amount of Shaw's senior notes upon closing the Shaw Transaction (see note 3), of which $500 million was paid during the year ended December 31, 2023.

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2023, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and interest rate derivatives, was 4.85% (2022 - 4.50%).
BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $4.0 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

In April 2023, we drew the maximum $6 billion on the term loan facility upon closing the Shaw Transaction (see note 3), consisting of $2 billion from each of the three tranches. The three tranches mature on April 3, 2026, 2027, and 2028, respectively. During the twelve months ended December 31, 2023, we repaid $1,600 million of the tranche maturing on April 3, 2027 such that the term loan facility has been reduced to $4.4 billion, of which $400 million remains outstanding under the April 3, 2027 tranche. In February 2024, we used the proceeds from the issuance of US$2.5 billion of senior notes (see "Issuance of senior and subordinated notes and related debt derivatives" below) to repay an additional $3.4 billion of the facility such that only $1 billion remains outstanding under the April 2026 tranche.

In January 2023, we amended our revolving credit facility to further extend the maturity date of the $3 billion tranche to January 2028, from April 2026 and the $1 billion tranche to January 2026, from April 2024.

In 2022, we entered into a $665 million senior unsecured non-revolving credit facility with a fixed 1% interest rate with Canada Infrastructure Bank. The credit facility can only be drawn upon to finance broadband service expansion projects to underserved communities under the Universal Broadband Fund. In 2023, we amended the terms of the facility to, among other things, increase the limit to $815 million. As at December 31, 2023, we had not drawn on the credit facility. See note 2(d) for our accounting policy related to borrowings on this facility.

The interest rate charged on borrowings from the term loan facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.65% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

SENIOR AND SUBORDINATED NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior and subordinated notes and debentures on a semi-annual basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.

Each of our subordinated notes can be redeemed at par on their respective five-year anniversary or on any subsequent interest payment date. The subordinated notes are unsecured and subordinated obligations of RCI. Payment on these notes will, under certain circumstances, be subordinated to the prior payment in full of all of our senior indebtedness, including our senior notes, debentures, and bank credit facilities. In addition, upon the occurrence of certain events involving a bankruptcy or insolvency of RCI, the outstanding principal and interest of such subordinated notes would automatically convert into preferred shares.
ISSUANCE OF SENIOR AND SUBORDINATED NOTES AND RELATED DEBT DERIVATIVES
Below is a summary of the senior and subordinated notes we issued in 2023 and 2022.

(In millions of dollars, except interest rates and discounts)							Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Upon issuance	Upon modification [3]

2023 issuances
September 21, 2023 (senior)		500	2026	5.650%	99.853%	500	3	n/a
September 21, 2023 (senior)		1,000	2028	5.700%	99.871%	1,000	8	n/a
September 21, 2023 (senior)		500	2030	5.800%	99.932%	500	4	n/a
September 21, 2023 (senior)		1,000	2033	5.900%	99.441%	1,000	12	n/a

2022 issuances
February 11, 2022 (subordinated) [4]	US	750	2082	5.250%	At par	951	13	n/a
March 11, 2022 (senior) [5]	US	1,000	2025	2.950%	99.934%	1,283	9	50
March 11, 2022 (senior)		1,250	2025	3.100%	99.924%	1,250	7	n/a
March 11, 2022 (senior)	US	1,300	2027	3.200%	99.991%	1,674	13	82
March 11, 2022 (senior)		1,000	2029	3.750%	99.891%	1,000	7	57
March 11, 2022 (senior)	US	2,000	2032	3.800%	99.777%	2,567	27	165
March 11, 2022 (senior)		1,000	2032	4.250%	99.987%	1,000	6	58
March 11, 2022 (senior)	US	750	2042	4.500%	98.997%	966	20	95
March 11, 2022 (senior)	US	2,000	2052	4.550%	98.917%	2,564	55	250
March 11, 2022 (senior)		1,000	2052	5.250%	99.483%	1,000	12	62
[1] Gross proceeds before transaction costs, discounts, and premiums.
[2] Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Accounted for as a modification of the respective financial liabilities. Reflects initial consent fee of $557 million incurred in September 2022 and additional consent fee of $262 million incurred in December 2022.
[4]    Deferred transaction costs and discounts in the carrying value of the subordinated notes are recognized in net income using the effective interest method over a five-year period. The subordinated notes due 2082 can be redeemed at par on March 15, 2027 or on any subsequent interest payment date.
[5] The US$1 billion senior notes due 2025 can be redeemed at par on or after March 15, 2023.

2023
In July 2023, we completed an offer to exchange the US$7.05 billion of senior notes (Restricted Notes), which were issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (Securities Act), for an equal principal amount of new notes registered under the Securities Act (Exchange Notes). The terms of the Exchange Notes are substantially identical to the terms of the corresponding Restricted Notes, except that the Exchange Notes are registered under the Securities Act and the transfer restrictions, registration rights, and additional interest provisions applicable to the Restricted Notes do not apply to the Exchange Notes. The Exchange Notes represent the same debt as the Restricted Notes and they were issued under the same indenture that governed the applicable series of Restricted Notes.

In September 2023, we issued senior notes with an aggregate principal amount of $3 billion. As a result, we received net proceeds of $2.98 billion which we used for general corporate purposes, including the repayment of outstanding debt.

In February 2024, we issued senior notes with an aggregate principal amount of US$2.5 billion, consisting of US$1.25 billion of 5.00% senior notes due 2029 and US$1.25 billion of 5.30% senior notes due 2034. Concurrent with the issuance, we also entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of US$2.46 billion ($3.32 billion).

2022
In February 2022, we issued US$750 million subordinated notes due 2082 with an initial coupon of 5.25% for the first five years. Concurrently, we terminated $950 million of interest rate derivatives entered into in 2021 to hedge the interest rate risk associated with future debt issuances. We received net proceeds of US$740 million ($938 million) from the issuance.

In March 2022, we issued $13.3 billion of senior notes, consisting of US$7.05 billion ($9.05 billion) and $4.25 billion (Shaw senior note financing), in order to partially finance the cash consideration for the Shaw Transaction. These senior notes (except the $1.25 billion senior notes due 2025) contained a "special mandatory redemption" provision (SMR notes), which initially required them to be redeemed at 101% of principal amount (plus accrued interest) if the Shaw Transaction was not consummated prior to December 31, 2022 (SMR outside date). At the same time, we terminated the committed credit facility we had arranged in March 2021. The arrangement agreement between Rogers and Shaw required us to maintain sufficient liquidity to ensure we were able to fund the cash consideration portion of the Shaw Transaction upon closing and as such, we recognized approximately $12.8 billion of the net proceeds as "restricted cash and cash equivalents" on our Consolidated Statements of Financial Position.

In August 2022, we received consent from the note holders of the SMR notes, and paid an initial consent fee of $557 million (including directly attributable transaction costs), to extend the SMR outside date to December 31, 2023. Because the Shaw Transaction had not yet been consummated by December 31, 2022, and we had not become obligated to complete a special mandatory redemption, we were required to pay $262 million ($55 million and US$152 million) of additional consent fees to the holders of the SMR notes in January 2023. The transaction costs are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Concurrent with the Shaw senior note financing, we terminated certain derivatives (see note 19) we had entered into in 2021 to hedge the interest rate risk associated with future debt issuances. Concurrent with the US dollar-denominated issuances, we also entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of US$6.95 billion ($8.93 billion) from the US dollar-denominated issuances in March 2022.

REPAYMENT OF SENIOR NOTES AND RELATED DERIVATIVE SETTLEMENTS
2023
During the year ended December 31, 2023, we repaid the entire outstanding principal of our $500 million 3.80% senior notes, which were assumed in the Shaw Transaction, at maturity. There were no derivatives associated with these senior notes. In addition, we repaid the entire outstanding principal of our US$850 million 4.10% senior notes and our US$500 million 3.00% senior notes, including the associated debt derivatives, at maturity. As a result, we repaid $2,188 million, net of $522 million received on settlement of the associated debt derivatives.

In January 2024, we repaid the entire outstanding principal of our $500 million 4.35% senior notes at maturity. There were no derivatives associated with these senior notes.

2022
During the year ended December 31, 2022, we repaid the entire outstanding principal amount of our $600 million 4.00% senior notes at maturity. There were no derivatives associated with these senior notes. We also repaid the entire outstanding principal amount of our US$750 million floating rate senior notes and the associated debt derivatives at maturity. As a result, we repaid $1,019 million, including $75 million on settlement of the associated debt derivatives.

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2023.

(In millions of dollars)
2024	1,100
2025	3,499
2026 [1]	5,108
2027 [1]	4,906
2028	3,445
Thereafter	23,837
Total long-term debt	41,895
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.

TERMS AND CONDITIONS
As at December 31, 2023 and 2022, we were in compliance with all financial covenants, financial ratios, and all of the terms and conditions of our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2023, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.